Exhibit 99.3

Project Ripon

Portfolio Review and Due Diligence

for

Prudential Investments Limited

V1

27 January 2017

Chancery Court, Lincolns Inn, Lincoln Road, High Wycombe, Buckinghamshire HP12 3RE, UK
Tel: +44 (0)1494 429 333    Email: info@rockstead.co.uk

Rockstead is a trading name of Rockstead Limited, registered in England & Wales: Reg. No. 6654407

Contents

Section	Item	Page
1	Introduction	1
2	Executive Summary	2
3	Collateral Revaluations	3
4	Data and Documents	4
5	Collections	11
6	Underwriting	15

	APPENDICES
	Appendix A – Source Material	19

Project Ripon – 27 January 2017

1	Introduction

1.1	General Instructions

Bradford & Bingley plc (“B&B”) is disposing of a first charge Buy to Let (“BTL”) mortgage portfolio originated by B&B and Mortgage Express with assets located in England and Wales.

Prudential Investments Limited (the “Client”) has progressed, as bidders, to the Round Two process and requires an independent review on a sample of 250 mortgages under the management of Computershare (the “Servicer”).

Rockstead Ltd (“We” or “Rockstead”) has agreed to perform this review on behalf of the Client.

1.2	Review Scope
The review was performed in accordance with the Scope of Work (“SoW”) accompanying this report.
1.3	Source Material Refer to Appendix A for a list of documents supplied by the Servicer.
1.4	Review Location and Date
The review was undertaken between the 16 and 20 January 2017 at the offices of Computershare, 1 Grayling Court, Doxford International Business Park, Sunderland, Tyne and Wear SR3 3XG.
1.5	Disclaimer

This report is the intellectual property of Rockstead. The copying or reproduction of any part of this report for any other action or purpose is not allowed without the prior written permission of Rockstead.

Project Ripon – 27 January 2017	1 | Page

2	Executive Summary

The review was comprised of a sample of 250 mortgage accounts in the BTL mortgage portfolio. An assessment of data, documentation, arrears and servicing was made on each of the 250 mortgage accounts. A review was also carried out on the original underwriting on a subset of 150 of these mortgage accounts.

Accompanying this report is an Excel spreadsheet titled ‘Rockstead – Prudential - Project Ripon – FINAL REPORT – V1 - 27 January 2017’ which provides a complete analysis of our review findings for each of the 250 mortgage accounts.

Collateral Revaluations

•     The drive by valuation and the automated valuation results will follow later, as this aspect has been outsourced to a suitably qualified surveyor firm. Due to the nature of that work, it could not be completed in the same time frame as production of this report.

Data and Documents

•      Satisfactory Know Your Customer (“KYC”) documentation was not evidenced on the mortgage account file for 40 first named and 18 second named customers

•      44 data discrepancies were noted in respect of the property type recorded on the Servicer’s system

•      Based on the tenure of the property recorded at the Land Registry, we were unable to match 13 items of data against the data tape provided

•      178 original valuations did not match the date of the report to the date stated in the data tape. Details can be found in section 4.2, Original Valuation Date

•      54 mortgage accounts were identified where a further advance had been granted

Arrears and Servicing

•      No mortgage accounts were found that were in arrears as at 30 September 2016

•      246 mortgage accounts were paying by direct debit

•      No accounts had been subject to forbearance or a loan modification in the 12 months preceding 30 September 2016

•      No evidence was noted of any litigation or appointment of a Law of Property Act Receiver

•      Two mortgage accounts were identified where the customers were deemed vulnerable

•      Four mortgage accounts were found where there was reason to believe that the customers were residing in the BTL property

•      Three mortgage accounts had a customer complaint of which none were upheld

•     Overall we consider the mortgage accounts had been appropriately serviced and customers treated fairly

Underwriting

•      Copies of credit searches were generally not contained in the mortgage account file with only 10 found in the 150 accounts reviewed

•      On three separate properties the valuer had made a materially adverse comment in respect of the security

•      34 mortgage accounts were identified where the rental cover was insufficient and was outside the prevailing policy at the time the mortgage account was underwritten

•      Eight leasehold properties were found where the lease term remaining at the time the mortgage account was originated was less than 70 years

•      Three accounts were identified where the transactions could be considered unusual or possibly fraudulent. Details can be found in section 6.2 Other Observations

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3	Collateral Revaluations

3.1

Overview and Approach

We have arranged for drive-by valuation reports to be completed by a professional firm of valuers on a sample of 250 mortgage accounts.

An Automated Valuation Model (“AVM”) has also been arranged to be completed by a professional firm of valuers on a further 250 mortgage accounts.

3.2

Review Findings

At the time of writing this reports the drive by valuations and the AVM’s were in the process of being completed. A separate report will follow once these have all been fully completed.

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4	Data and Documents

4.1

Overview and Approach

We checked the 250 sample mortgage accounts to ensure that the data tape accurately reflected the Servicer’s systems and the original loan documentation.

To assist with this review the Servicer provided the following:

•         A paper loan file containing the mortgage origination documents

•         Unisys Financial Services System (“UFSS”) – financial records, letters and diary notes

To allow the Servicer to segregate these mortgage accounts, we were provided with information on these systems up until 30 September 2016.

4.2	Review Findings

Document	Found on file	Missing
Know Your Customer (First Customer)	210	40
Know Your Customer (Second Customer)	92	18
Certificate of Title	244	6
Signed Application Form	245	5
Valuation Form	245	5
Offer Letter	246	4

Know Your Customer

We were unable to locate satisfactory proof of identification and/or proof of residency for 40 of the first named customers and 18 of the second named customers.

The completion dates for the sample ranged between 1998 and 2008. The KYC policy varied significantly over this period. For example, it was acceptable under KYC policy, on the newer mortgages, for the intermediary to provide a signed declaration form confirming that satisfactory evidence of the customer’s identity and proof of residency had been obtained. The declaration listed details of the documents used for this confirmation and were often accompanied by a copy of the relevant document such as a passport and utility bills.

The Servicer informed us that anti-money laundering checks were carried out independently of the underwriting KYC checks. A system check was made on each applicant to ensure that they were not found on the politically exposed persons list or the sanctions list. This was completed prior to the issue of a mortgage offer.

Our assessment of KYC documentation was based on the prevailing policy at the time the mortgage was originated.

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Data A summary of our data verification findings is detailed in the table below:

Data	Verified Data	Data Discrepancy	Missing
			or Illegible Document
Number of bedrooms	62	182	6
Original valuation date	66	178	6
Property type	200	44	6
Property tenure (Land Registry search)	231	13	6
Property tenure (valuation)	238	6	6
Original value	240	4	6
Loan ID	250
Originator name	250
Original valuation type	244		6
Valuation addressed to lender	244		6
Advance	247	3
Mortgage term	250
Completion date	250
Mortgage balance at 30/09/2016	250
Arrears balance at 30/09/2016	250
Interest rate at 30/09/2016	250
Interest rate margin at 30/09/2017	250
Interest rate type at 30/09/2016	250
Monthly payment at 30/09/2016	250
Repayment type at 30/09/2016	250

Property Type

We were unable to accurately verify the property type given on the data tape against the property type provided on the original valuation report on 44 of the 250 mortgage accounts. As an example, on account number XXXX, the data tape stated that the property type was semi-detached however the valuation report clearly indicated that the property was a terraced property. This large data discrepancy was queried with the Servicer, but it was unable to provide an explanation for the differences found.

Number of Bedrooms

We were unable to verify the number of bedrooms given on the data tape with the number of bedrooms stated on the valuation form in 182 instances. On 178 of the mortgage files the data tape stated the number of bedrooms as unknown. This was queried with the Servicer, but it was unable to provide an explanation.

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Original Value Details of the valuation differences provided in the data tape compared to the valuation is detailed in the table below:

Account Number	Data Tape	Valuation
XXXX	£132,995	£130,000
XXXX	£165,000	£178,995
XXXX	£650,000	£600,000
XXXX	£775,000	£785,000

Original Valuation Date

We were unable to verify the original valuation date on 178 of the 250 mortgage accounts. Of the 178 dates, 148 were in the three month period after the date given on the data tape. A further 30 dates were more than three months after the date provided on the data tape.

This was queried with the Servicer and it explained that, while the data tape provided the amount of the original valuation, the date given on the data tape was the date of the most recent valuation.

Advance

We were able to reconcile the advance against the system and the offer letter, where it was available, on all but three mortgage accounts. To enable us to complete this element of the review we calculated this figure using the method advised by the Servicer. This allowed us to agree the advance amount given in the data tape.

The advance was described as the sum of all loans made available to the customer since origination subject to the following

•      Where a mortgage account was originated prior to April 2004, the month of data migration to the UFSS system, the advance included all fees. The advance did not include fees for mortgage accounts originated after this date

•      Where a drawdown facility was made available to the customer on a mortgage account originated post April 2004, this figure was included in the advance regardless of whether the customer had utilised the facility

•      Where a further advance was made post April 2004, this was included in the advance figure

•     Drawdown facilities utilised or made available to the customer prior to April 2004 were not included in the advance figure

•      A further advance made prior to April 2004 was not included in the advance figure

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Details of the mortgage accounts where we were unable to agree the advance amount are detailed in the table below. These discrepancies were queried with the Servicer but at the time of writing the report we had not received a response.

Account Number	Data Tape Advance Amount	Detail
XXXX	£91,561	The original mortgage offer was for an amount of £76,134. There was a further advance of £15,427 made on 10 February 2006. The total agrees to the amount of advance given on the data tape of £91,561. However, a further advance of £9,133.31 shown on the Servicers system on 8 December 2004 has not been included.
XXXX	£328,350	The original mortgage offer was for an amount of £240,350. There was a further advance of £88,000 made on 10 June 2006. The total agrees to the amount of advance given on the data tape of £328,350. However, a further advance of £100,000 shown on the Servicers system on 15 July 2004 has not been included.
XXXX	£420,424	The original advance of £420,424 agrees to the data tape. However, a further advance of £258,923 made on 23 July 2004 has not been included.

Where a drawdown facility was made available on mortgage accounts originated after April 2004, the customer was only able to utilise the facility within 12 months of the original offer. For mortgage accounts originated prior to April 2004, the customer, in some instances, was able to utilise the facility up to seven years after the date of the original offer.

The Servicer confirmed that all drawdown periods had expired and there was no further drawdown obligation within the mortgage account portfolio.

Property Tenure The 13 mortgage accounts where we were unable to validate the tenure of the property are detailed in the table below:

Account Number	Data Tape	Land Registry Search
XXXX	Leasehold	Freehold
XXXX	Freehold	Leasehold
XXXX	Freehold	Leasehold
XXXX	Leasehold	Freehold
XXXX	Freehold	Leasehold
XXXX	Leasehold	Freehold
XXXX	Freehold	Leasehold
XXXX	Freehold	Leasehold
XXXX	Freehold	Leasehold
XXXX	Freehold	Leasehold
XXXX	Freehold	Leasehold
XXXX	Leasehold	Freehold
XXXX	Freehold	Leasehold

Project Ripon – 27 January 2017	7 | Page

Interest Rate Margin Interest rate margins were found to be correct on all 250 mortgages sampled.

Early Repayment Charges We identified two mortgage accounts within the sample where the customer was still subject to an Early repayment charge (“ERC”).

Account Number	ERC	Expiry Date of ERC
XXXX	£28,266.70	30/04/2017
XXXX	£30,019.20	30/04/2017

Buildings Insurance We checked for evidence of buildings insurance and established the following as detailed in the table below:

Evidence of Buildings Insurance	Number
Offer condition	237
COT	8
Offer letter missing	4
No evidence found	1

The offer condition in respect of buildings insurance took one of two forms:

•     The property was insured through a property investment insurance scheme and the customer was required to complete and return a signed insurance application form together with a completed and signed direct debit prior to release of funds

•     The solicitor was required to sign a declaration stating that there was sufficient buildings insurance in place. The declaration was required to be placed with the title deeds

Life Cover Attached to Mortgage

We checked for details of life cover attached to the mortgage account. We found no evidence of any policy documents and there were no conditions within the mortgage offer document stipulating that life cover was a requirement of the mortgage account. This is not unusual re and is what we would have expected from a lender operating in the market at this time.

Project Ripon – 27 January 2017	8 | Page

Land Registry Search We identified one account where it appeared that the mortgage had been registered against the incorrect security.

Account Number	Details
XXXX	The name of the customer agrees to the Land Registry search. However, the address at which the mortgage is registered was not the security address provided in the mortgage account file. A query was raised with the Servicer and it stated that it appeared that the mortgage had been incorrectly registered.

Class of Title Where a Land Registry search was found in the mortgage account file we confirmed the class of title:

Class of Title	Number
Absolute	231
Good leasehold	13
Missing search	6

Valuation

We confirmed, where a legible valuation was found on file, that all valuations were completed by an external third party valuer.

Land Registry Search There were 71 confirmed leasehold properties within the sample. The remaining term on the lease at origination is detailed in the table below:

Lease term remaining at origination	Number
< 70 Years	8
> 70 Years & < 100 Years	10
> 100 years	53

Where there was a Land Registry search on file it was checked to ensure that there were no agricultural restrictions. None were found.

Project Ripon – 27 January 2017	9 | Page

Further Advances We found evidence of a further advance on 54 of the 250 files detailed in the table below:

Loan ID	Total Number of Further Advances	Total Amount of Further Advances	Loan ID	Total Number of Further Advances	Total Amount of Further Advances
XXXX	3	£60,756	XXXX	1	£16,188
XXXX	1	£26,250	XXXX	1	£39,175
XXXX	2	£174,000	XXXX	1	£30,000
XXXX	1	£17,343	XXXX	1	£91,742
XXXX	1	£30,934	XXXX	1	£29,209
XXXX	2	£55,031	XXXX	1	£53,178
XXXX	1	£257,063	XXXX	1	£35,108
XXXX	2	£79,372	XXXX	1	£66,533
XXXX	2	£365,569	XXXX	1	£159,175
XXXX	2	£340,058	XXXX	2	£83,189
XXXX	1	£108,175	XXXX	1	£10,715
XXXX	1	£88,215	XXXX	1	£210,000
XXXX	1	£41,435	XXXX	1	£199,429
XXXX	1	£532,541	XXXX	1	£10,384
XXXX	1	£50,590	XXXX	1	£69,134
XXXX	1	£71,402	XXXX	1	£10,000
XXXX	1	£72,769	XXXX	1	£9,184
XXXX	1	£23,875	XXXX	1	£86,869
XXXX	1	£45,940	XXXX	1	£110,832
XXXX	2	£61,976	XXXX	1	£51,779
XXXX	1	£44,552	XXXX	1	£75,075
XXXX	1	£80,000	XXXX	1	£65,469
XXXX	1	£204,492	XXXX	1	£47,000
XXXX	2	£150,350	XXXX	1	£30,569
XXXX	1	£23,613	XXXX	1	£49,569
XXXX	2	£51,035	XXXX	1	£41,865
XXXX	2	£221,466	XXXX	1	£95,569

Application and Letter of Offer Version Details

We collected, where available, the version details for both the mortgage account application form and the letter of offer. This information can be found in the spreadsheet titled ‘Rockstead - Prudential - Project Ripon - FINAL REPORT – V1 - 27 January 2017’ under tab ‘Data & Documentation’ in columns ‘N’ and ‘AY’ respectively.

Summary

We identified 40 mortgage accounts where there was incomplete KYC information for the first named borrower and there were 44 mortgage accounts where the data in respect of property type was found to be incorrect.

Project Ripon – 27 January 2017	10 | Page

5	Collections

5.1

Overview and Approach

We compared the arrears management activity evidenced on the Servicer’s collection notes against its collections policy and procedures. We also considered whether the customer had been dealt with appropriately within the terms of treating customers fairly principles and in line with industry standards.

We were provided access to the following:

•      UFSS - financial records, letters and diary notes

•      PMS - additional collection notes in respect of customers who held more than one account

•      CHARMS - complaint management

To allow the Servicer to segregate these accounts, we were provided with information on these systems up until 30 September 2016.

5.2	Collections Findings

Accounts in Arrears

All accounts were checked against the Servicer’s UFSS system and there were no mortgage accounts found to be in arrears as at 30 September 2016. As a result, no payment arrangements were identified as being active at this date.

Two mortgage accounts were identified where there had been an element of arrears in the 12 months preceding 30 September 2016.

Account Number	Details
XXXX	The arrears stood at £2,062.42 on 4 April 2016. The arrears were subsequently cleared with a card payment. The reason for the arrears was not recorded.
XXXX	The arrears stood at £55.39 on 30 June 2016. These were subsequently paid.

With the exception of four mortgages, all monthly payments were shown as having been paid by direct debit.

Account Number	Payment method as at 30 September 2016
XXXX	Card payment
XXXX	Bank transfer
XXXX	Bank transfer
XXXX	Cheque

Forbearance and Modifications

We checked the Servicer’s system and no evidence was found of any forbearance or modifications made to any of the sample in the 12 month period preceding 30 September 2016.

In the five years prior to this date, there was no evidence that there had been any arrears capitalisations on any of the sample.

Project Ripon – 27 January 2017	11 | Page

Litigation and Law of Property Act Receivers No evidence was found of any litigation activity or an appointment of Law of Property Act Receivers in the 12 month period prior to 30 September 2016.

Vulnerable Customers Two accounts were found where the customer had been identified as vulnerable.

Account Number	Details
XXXX	A notification was received in April 2016 that the second named customer had X XXXXXXXX XXXXXX. There was no evidence found to suggest that the customer had not been managed appropriately. A warning flag had been placed on the Servicer’s system to alert other users of the customer’s situation.
XXXX	The customer informed the Servicer on 16 February 2011 that he had a XXXXXXXX XXXXXXX, XXXXXXX XX XXX XXXXX XXX XX XXXXX XX XXX XXXX XXXXX XXX XXXXXX XX XXXX. The customer contacted the Servicer again on 26 March 2015 and requested a payment holiday. There were no updates found on the UFSS system in respect of the customer’s health. There was no evidence found to suggest that the customer had not been managed appropriately. However, a warning flag had not been placed on the Servicer’s system to alert other users of the customer’s situation.

Payments by the Department of Work and Pensions One account was noted as being paid by the Department of Work and Pensions (“DWP”).

Account Number	Details
XXXX	Payments of £133.36 had been paid each week by the DWP since 24 March 2011. The mortgage account showed a credit balance as at 30 September 2016 of £14,235.53. The Servicer had completed a new DWP MI12R form 11 February 2016. Notes suggest that the customer might be in residence at the property.

Ground Rent and Service Charges

The Servicer had a policy of writing to the customer if it received a demand for ground rent or service charges. Where the customer did not respond and did not pay the charges, the Servicer made the payment. A sub account was created for the amount of the ground rent or service charge. This account was set up over the same remaining term as the main mortgage account, at the same rate of interest and on the same repayment basis. As such, where a main mortgage account was repaid on an interest only basis, the sub account for the ground rent was also repaid on an interest only basis. The Servicer collected monthly payments on both the main mortgage account and any sub-account. Where the customer paid by direct debit, the direct debit amount was automatically increased following notification to the customer.

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One account was identified where there had been unpaid ground rent or service charges in the 12 months prior to 30 September 2016.

Account Number	Details
XXXX	On 8 December 2015 a demand for ground rent and service charge was received for the sum of £10,742.93. It was noted that the customer was in dispute with the management company and no payment had been made. A sub account had been created on 14 October 2013 in respect of unpaid charges totalling £1,175.02.

Mortgages Due to Mature

Where a mortgage account was due to mature, the Servicer sent a letter at 12 months, six months and one month prior to the maturity date to remind the customer that full repayment was due. The following four mortgage accounts were identified as accounts within a year of maturity.

Account Number	Letters sent in Accordance with Policy	Details following Customer Contact
XXXX	Yes	The customer contacted the Servicer on 12 September 2016 and informed it that the property would be re-mortgaged to another lender when the mortgage account matured.
XXXX	Yes	It was noted on the Servicer’s system that the customer intended to re-mortgage to another lender when the mortgage account matured.
XXXX	Yes	No contact from customer
XXXX	Yes	No contact from customer

Complaints

The Servicer provided us with an extract from its CHARMS system in respect of any complaints in relation to the sample. There were three cases identified where details of a complaint had been noted.

Account Number	Details
XXXX	A request was received on 13 April 2016 to remove the second named customer from the mortgage account. The request was declined on the basis that there were less than five years to run on the mortgage account. This resulted in a formal complaint being made on 20 April 2016. No specific policy was found regarding release of individual customers where the remaining term was less than five years. The complaint was rejected and marked as closed.
XXXX	The mortgage account was secured against the whole property. The customer wished to sell just one flat within the property. The customer was not happy as he required a redemption figure in respect of just the flat. The Servicer explained that the mortgage was secured against just one property and it was not possible to provide a settlement figure in respect of just the flat. The complaint was rejected and marked as closed.
XXXX	The customer expressed dissatisfaction in respect of an annual review (no further details given). The reason for the review was explained to the customer. The complaint was marked resolved and closed.

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Lease Extension One mortgage account was noted as having had a lease extension:

Account Number	Details
XXXX	A solicitor’s letter was received on 18 March 2016. A Land Registry document was enclosed which confirmed that the lease had been extended by 999 years as of 25 June 2015.

Customers in Occupancy Four mortgage accounts were identified where the system notes suggested that the customer might have been resident at the security address:

Account Number	Details
XXXX	The correspondence address on the system was amended to the security address in February 2003. A breach letter was sent in line with policy at the time. There was no evidence that the customers responded to the breach letter and no evidence was found that the breach had been pursued.
XXXX	A note dated 19 September 2011 stated that an address change had been completed in that the correspondence address had been converted to the security address. A utility bill was provided as proof of residency.
XXXX	The correspondence address on the UFSS system was the same as the security address. Condition 6 (b) of the Mortgage offer stated "You are not allowed to live in the property". There were no other notes found to confirm that the customer was in residence at this BTL property. However it appears likely that the customer was in occupancy given the payments had been made to the mortgage account by the DWP.
XXXX	It was noted that the correspondence and security address were the same. This change was made in July 2008. This appears to have been done as a portfolio update as the customer had numerous properties. There was no evidence that this was queried. Contact was made with the customer in 2015, but he could not discuss the mortgage account as he was driving.

In these instances, there appears to have been a breach in respect of the mortgage account terms and conditions. It would be unusual to allow the customer to reside in a BTL property.

Post completion, for an occupant of the security over the age of 17 years, there was no evidence found of the Servicer requiring a Deed of Consent to be obtained.

General Servicer Comments

No issues were found in respect of the Servicer’s processing of these mortgage accounts. A review of the arrears system indicated that the level of detail in the diary notes was sufficient and no evidence was found of any customer having been treated unfairly.

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6	Underwriting

6.1

Overview and Approach

The Client identified a sample of 150 mortgage accounts for review. We checked that these accounts were underwritten in accordance with the prevailing policy at the time the mortgage account was originated.

We were provided with the following:

•      Lending policies covering the period January 1998 to August 2008

•      A paper mortgage account file containing the mortgage origination documents

The review required that we identified any exceptions to the lending policy, the accompanying rationale and justification of the approval exception. We were also required to consider the appropriate use of mandates.

The paper files provided did not include any underwriter notes or mandate holder details. As such, our review was limited to an assessment of the underwritten mortgage account, using the documents provided, against the lending policy.

6.2	Underwriting Review Findings

Application Form

A signed, fully completed mortgage application form was found on 145 of the 150 files. A fully completed and signed application form was missing on the following accounts, XXXX, XXXX, XXXX, XXXX & XXXX .

Evidence of a Private Sale There was no real evidence of a private sale found on the mortgage account files reviewed. However there was one account where the vendor’s details were unclear:

Account Number	Details
XXXX	It was stated on the mortgage application form that the source of the deposit was a gift from family/inheritance and the valuer was instructed to contact the customer to arrange access to the property.

Source of Deposit

It was established that 60 of the 150 mortgage accounts were purchase transactions. On 37 of these accounts the customer declared on the mortgage application form that the deposit was from their own resources, in a further 20 instances the source of deposit was unknown, in another instance a family gift was declared and in two cases a builder’s incentive had been declared.

At the time these mortgage accounts were underwritten it was not general market practice for the lender to verify the source of the deposit, unless other risk aspects were identified.

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Remortgages

Where the purpose of the re-mortgage was stated on the mortgage application we checked to ensure that the purpose was acceptable under the lending policy. No evidence was found that the stated purpose was outside of the prevailing policy at the time the mortgage account was underwritten.

Portfolios No evidence was found to suggest that customers with a portfolio of properties were written outside of policy.

Credit Search

Only 10 of the 150 files included a complete credit search. This was queried with the Servicer and it informed us that a credit search would only be available in the file if it had been completed manually. The Servicer explained that details of each search were held in the system for each mortgage application, but these had not been supplied with the files. It did assert that, at the time the mortgage was underwritten, the mortgage application would not have progressed if it had not met the underwriting criteria in respect of County Court Judgements (“CCJs”), Individual Voluntary Arrangements (“IVAs”), Bankruptcy Orders (“BKOs”) and general credit conduct. Without the supporting evidence, we are unable to confirm if that was the case, but have no reason to believe otherwise.

Where a credit search was found no CCJs, IVAs, BKOs or mortgage arrears were identified.

Due to the small number of credit searches available our underwriting assessment was limited to the customer profile and the valuation.

Limited Company

There were nine mortgage accounts identified where the customer was a limited company. It was a policy requirement that a company search was completed for these applications. For two of these mortgage accounts there was no evidence of a company search found on file; account numbers XXXX and XXXX. The company searches on the remaining seven mortgage accounts confirmed that they had all been registered in England and Wales.

There was a special condition noted in the offer for each of these mortgages that the directors of the company were to provide personal guarantees. In all cases a copy of the signed guarantee form was found on file.

Employment

It was a policy requirement that each customer, unless the customer was a limited company, was to provide a full three years’ employment history. Seven mortgage files were identified where three years’ employment history was not obtained for the first named customer; XXXX, XXXX, XXXX, XXXX, XXXX,, XXXX and XXXX.

A further four mortgage files were identified where there was a policy requirement for all customers to provide a three year employment history and this was not supplied for the second customer on the accounts, XXXX, XXXX, XXXX and XXXX.

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Valuation and Security

Where a valuation was found on the mortgage account file it was noted that all properties were recorded as being of standard construction. There were no instances of mortgages having been underwritten outside of policy in respect of flats, maisonettes and ex local authority properties.

Account Number	Details
XXXX	The valuer stated that the property was a HMO let on a room by room basis and that there was no established demand for this type of tenancy in that area. He also added that the property did not comply with HMO regulation. There was no evidence found on file that these issues had been investigated.
XXXX	The valuation report stated that the security was a HMO. Policy stated that multi tenanted properties were unacceptable although they may have been acceptable if let to students. There was no evidence found on file to confirm that the security was a student let.
XXXX	The valuation report stated that the property was let to 11 people. Policy stated that multi tenanted properties were unacceptable although they may have been acceptable if let to students. There was no evidence found on file to confirm that the occupants were students.

Six valuations were found where the valuer provided a second hand caveat within the report where it was stated that the value given as a new property could not be guaranteed in the second hand market.

The following were noted as adverse comments by the valuer:

Account Number	Details
XXXX	The valuer stated that the future marketability could be affected by the flat being on the 20th floor of an ex local authority block of flats and that some mortgage lenders would not lend on this type of property.
XXXX	The valuer stated that the flat was freehold and that, although this was not usually suitable security, it was regarded as acceptable provided the solicitors were satisfied with the legal documentation in place, particularly with regard to maintenance of the shared access. The lending policy stated that freehold flats were unacceptable security. No rationale was found on file in respect of this mortgage approval. The Land Registry search confirmed that the flat was freehold.
XXXX	The valuer stated that the chimney breast had been removed from within the property and that the remaining part of the chimney breast located in the loft space appeared to be unsupported, which was regarded as dangerous. There was no further evidence found on file that this had been investigated further.

One mortgage account, XXXX, was identified with a loan to value of 87.5%. This was outside of the lending policy. On all valuations the valuer was appropriately qualified.

Mortgage Offer Letter and Rental Cover

We found a copy of the mortgage offer letter on 146 of the 150 mortgage files. There were four mortgages that were originated on a capital and interest repayment basis.

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Policy required that the rental cover was satisfied on an interest only basis regardless of the original repayment basis. There were 34 mortgage files identified where the rental cover, based on the interest only payment and the rental figure provided by the valuer, did not meet policy requirements.

The account numbers involved were; XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX & XXXX.

A summary of the rental cover findings are detailed in the table below:

Rental Cover	Number of Accounts
< 110%	8
> 110% & < 120%	9
> 120%	123
Unknown (Missing offer/valuation, illegible rental figure)	10

Direct Debit Mandate No copies of the direct debit mandate were found on any of the 150 loan files.

Other Observations

The following observations were also made. Notwithstanding the relatively small sample size we have identified three mortgage accounts where the transactions could be considered unusual or possibly fraudulent. Against the background of payment profiles that appear to be good, these accounts may not be regarded as a significant risk. However, they may attract legal investigation, should there be a default and a potential loss situation as a result.

Account Number	Details
XXXX	The certificate of title stated that the transaction was in respect of re-mortgage. The valuation was dated 12 August 2005 and gave a valuation of £265,000. However, the Land Registry documents stated a purchase price paid by the customers of £215,000; this entry was dated 7 October 2005.
XXXX	The mortgage application form stated a purchase price of £850,000. The valuation was £850,000. However, the certificate of title stated a transfer price of £407,500 and the land registry search stated a value of £407,000. The deposit was stated as being from a family gift/inheritance. No other details were found on file.
XXXX	The certificate of title stated that the transaction was a re-mortgage with a completion date of 30 October 2006. The valuation was £269,500. However, the land registry document stated a purchase price paid on 31 October 2006 of £229,500.

Summary

With the majority of credit searches missing from the origination files, our comments in respect of underwriting are limited to the valuation report and the rental cover. In our opinion, the underwriting was consistent with the standards of reasonably competent lenders in the market place at the time of origination. This summary excludes our specific views in Other Observations detailed above.

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APPENDIX A – SOURCE MATERIAL

Lending Policy Versions

v3.3	v8.6
v3.4	v8.7
v3.5	v8.8
v4.8	v8.9
v5.0	v9.0
v6.0	v9.1
v6.1	v9.2
v6.2	v9.3
v6.3	v9.4
v6.4	v9.5
v6.5	v9.6
v6.6	v9.7
v6.7	v9.8
v6.8	v9.9
v6.9	v10.0
v7.0	v10.1
v7.1	v10.2
v7.2	v10.3
v7.3	v10.4
v7.4	v10.5
v7.5	v10.6
v7.6	v10.7
v7.7	v10.8
v7.8	v10.9
v7.9	v11.00
v8.0	v11.1
v8.1	v11.2
v8.2	v11.3
v8.3	v11.4
v8.4	v11.5
v8.5

Servicing Policy Customer - Servicing Policy - Jan 2017 Customer Assistance Business Rules (CLS V6.0) SERVICING GUIDE Customer Relations Lending Complaints (CLS V4.0)

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